Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 19,668	$ 23,463	$ 25,031	$ 21,711	$ 5,518
Provision for credit losses	7,217	7,899	15,753	21,668	15,979
Interest income on certain impaired loans	(315)	(332)	(266)	0	0
Loan charge-offs	(10,973)	(13,615)	(20,100)	(19,825)	(8,777)
Loan recoveries	1,939	2,316	2,347	1,657	938
Net loan charge-offs	(9,034)	(11,299)	(17,753)	(18,168)	(7,839)
Allowances related to business combinations/other	(59)	(63)	698	(180)	8,053
Allowance for credit losses, ending balance	17,477	19,668	23,463	25,031	21,711
Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	6,358	8,169
Provision for credit losses	666	365
Interest income on certain impaired loans	(95)	(161)
Loan charge-offs	(2,014)	(2,796)	(5,433)	(5,564)	(2,170)
Loan recoveries	799	777	678	363	184
Net loan charge-offs	(1,215)	(2,019)
Allowances related to business combinations/other	0	4
Allowance for credit losses, ending balance	5,714	6,358	8,169
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	13,310	15,294
Provision for credit losses	6,551	7,534
Interest income on certain impaired loans	(220)	(171)
Loan charge-offs	(8,959)	(10,819)	(14,667)	(14,261)	(6,607)
Loan recoveries	1,140	1,539	1,669	1,294	754
Net loan charge-offs	(7,819)	(9,280)
Allowances related to business combinations/other	(59)	(67)
Allowance for credit losses, ending balance	$ 11,763	$ 13,310	$ 15,294